Supplemental Financial Information - Supplemental Cash Flow and Non-Cash Investing and Financing Activities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Net cash paid for interest inclusive of capitalized interest and excludes cash paid for debt issuance costs	$ 6,908	$ 4,156	$ 1,935